RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

Repurchase of ordinary shares from the controlling shareholder and subsequent payment of shareholder loan

On January 20, 2010, the Company purchased 4,890,000 ordinary shares from Mr. He Dang, the Company’s controlling shareholder, for a consideration of approximately US$19,560. The Company financed the purchase of these shares through a promissory note to Mr. He Dang, with an annual interest rate of 4.75%. During the fiscal year 2010, the Company fully repaid the promissory note in which interest expense of US$488 was incurred.

Advertising services

During the year 2011 and 2012, the Group received or provided certain advertising services to the Group’s subsidiary’s noncontrolling shareholder’s group companies and equity investment entities, and paid or received cash accordingly.

Such transactions are related to the advertising agency business and hence the corresponding provision of advertising services is recognized in the net revenues under advertising agency on a net basis in the consolidated statements of operations.

Revenue from the related parties recognized in the consolidated financial statements and the corresponding payments received from the related parties for the year ended December 31, 2010, 2011 and 2012 are as follows:

Revenue from related parties	2010	2011	2012
Chongqing Changhui	—	1,107	114
Aegis Media	5,909	5,841	6,923
Wasu Digital	—	—	477

Total	5,909	6,948	7,514

Receipts of payments from related parties	2010	2011	2012
Chongqing Changhui	—	5,626	8,114
Aegis Media	5,147	3,257	28,867
Wasu Digital	—	—	76

Total	5,147	8,883	37,057

In respect of the purchase of advertising services, the payments made to the related parties for the purchase of advertising services for the year ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
Aegis Media	1,118	5,109	21,615
Wasu Digital	—	385	43

Total	1,118	5,494	21,658

Rental expenses

The Group leased office space and cars from the Company’s controlling shareholder and his family member. The rental amount was determined based on market prices. Rental expenses for the years ended December 31, 2010, 2011 and 2012 were US$743, US$853 and nil, respectively.

Other Transactions

During the year 2011, the Group received a deposit of US$159 from Chongqing Changhui, which acted as an agent of customers placing advertisement through the Group.

The Group also received injection of capital of US$162, for an entity to be established, from Mr. Zhu Hong Gang, who is the noncontrolling shareholder of Clickpro and the management responsible for Clickpro’s business, received an advertising fee of US$346 on behalf of the Group.

Staff cost and the royalty fee of Vizeum paid by Aegis Media during the years of 2011 and 2012, were US$799 and US$1,191, respectively.

The related party balances as of December 31, 2011 and 2012 were US$3,494 and US$1,938 in amounts due from related parties and US$4,460 and US$13,310 in amounts due to related parties mostly in connection with the advertising services provided to or received from the following related parties, respectively. The balances with related parties were due within one year.

Amounts due from related parties	December 31, 2011	December 31, 2012
Chunqiu Charm Culture	22	—
Mr. Zhu Hong Gang	346	—
Aegis Media	1,723	571
Chongqing Changhui	1,403	1,133
Wasu Digital	—	154
Mr. Fu Rao	—	80

Total	3,494	1,938

Amounts due to related parties	December 31, 2011	December 31, 2012
Wasu Digital	206	751
Mr. Zhu Hong Gang	162	164
Aegis Media	4,092	12,226
Chongqing Changhui	—	169

Total	4,460	13,310